Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital.
Summary of classes of share capital

		Allotted, called-up and fully paid
	2023	2022	2021
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	388	387	387
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	388	387	387

Summary of movement of ordinary shares

			No. of shares
	2023	2022	2021
At 1 January	1,549,800,030	1,549,400,665	1,312,668,724
Issue of share capital (business combinations)	–	–	236,321,411
Issue of shares (share schemes)	362,596	399,365	410,530
At 31 December	1,550,162,626	1,549,800,030	1,549,400,665